UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     November 5, 2002

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $133602
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101      455   395800 SH       SOLE                                     395800
AMERICAN INTL GROUP COM        COM              026874107     5606   102488 SH       SOLE                                     102488
AMGEN INC COM                  COM              031162100     5085   121950 SH       SOLE                                     121950
AVERY DENNISON CORP COM        COM              053611109     6001   105314 SH       SOLE                                     105314
BED BATH & BEYOND INC COM      COM              075896100     4920   151050 SH       SOLE                                     151050
BICO INC COM                   COM              088766100        0    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     4739   106862 SH       SOLE                                     106862
CISCO SYS INC COM              COM              17275R102     2560   244278 SH       SOLE                                     244278
CITIGROUP INC COM              COM              172967101      320    10789 SH       SOLE                                      10789
COLGATE PALMOLIVE CO COM       COM              194162103      259     4800 SH       SOLE                                       4800
CROWN NORTHCORP INC COM        COM              228429106        0    28145 SH       SOLE                                      28145
DU PONT E I DE NEMOURS COM     COM              263534109      706    19569 SH       SOLE                                      19569
DUKE ENERGY CORP COM           COM              264399106      456    23340 SH       SOLE                                      23340
EXXON MOBIL CORP COM           COM              30231G102     6107   191428 SH       SOLE                                     191428
FISERV INC COM                 COM              337738108     2937   104600 SH       SOLE                                     104600
GENERAL DYNAMICS CORP COM      COM              369550108     5630    69226 SH       SOLE                                      69226
GENERAL ELEC CO COM            COM              369604103     5189   210509 SH       SOLE                                     210509
HOME DEPOT INC COM             COM              437076102     4110   157476 SH       SOLE                                     157476
ILLINOIS TOOL WKS INC COM      COM              452308109     4911    84186 SH       SOLE                                      84186
INTEL CORP COM                 COM              458140100     3295   237216 SH       SOLE                                     237216
INTERNATIONAL BUS MACH COM     COM              459200101     3242    55592 SH       SOLE                                      55592
JOHNSON & JOHNSON COM          COM              478160104     8564   158350 SH       SOLE                                     158350
MARSH & MCLENNAN COS COM       COM              571748102     4135    99305 SH       SOLE                                      99305
MCGRAW HILL COS INC COM        COM              580645109     5654    92352 SH       SOLE                                      92352
MEDTRONIC INC COM              COM              585055106     6517   154727 SH       SOLE                                     154727
MERCK & CO INC COM             COM              589331107     4004    87585 SH       SOLE                                      87585
MICROSOFT CORP COM             COM              594918104     4312    98585 SH       SOLE                                      98585
MORGAN STANLEY COM             COM              617446448     3763   111073 SH       SOLE                                     111073
PFIZER INC COM                 COM              717081103     4794   165205 SH       SOLE                                     165205
SBC COMMUNICATIONS INC COM     COM              78387G103     3293   163819 SH       SOLE                                     163819
SCHWAB CHARLES CP COM          COM              808513105     3136   360503 SH       SOLE                                     360503
T ROWE PRICE GROUP INC         COM              74144T108     3300   132226 SH       SOLE                                     132226
WAL MART STORES INC COM        COM              931142103      236     4794 SH       SOLE                                       4794
WALGREEN CO COM                COM              931422109      206     6700 SH       SOLE                                       6700
WELLS FARGO & CO COM           COM              949746101     7055   146488 SH       SOLE                                     146488
BP P L C SPONSORED ADR         ADR              055622104     4655   116668 SH       SOLE                                     116668
NOKIA CORP SPONSORED ADR       ADR              654902204     3450   260350 SH       SOLE                                     260350